Accounts receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable
Gross accounts receivable	$ 1,136	$ 1,185
Allowance for credit losses	(19)	(21)
Net accounts receivable	1,117	1,164
Freight
Accounts receivable
Gross accounts receivable	884	966
Non-freight
Accounts receivable
Gross accounts receivable	$ 252	$ 219